Leasing - Schedule of Operating Lease Cost and Cash Paid (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating lease cost	$ 65
Operating lease cash paid	$ 65